Mining Interest Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 1,950,356	$ 1,723,366
Property, plant and equipment, ending balance	2,124,133	1,950,356
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in joint ventures (accounted for using the equity method) beginning balance	53,724	42,394
Additions		12,531
Disposals / write-offs		(1,201)
Investments in joint ventures (accounted for using the equity method) ending balance	65,830	53,724
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	2,004,080	1,765,760
Total property, plant and equipment and joint ventures, ending balance	2,189,963	2,004,080
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,546,361	2,148,802
Additions	376,443	416,806
Disposals / write-offs	(15,449)	(18,591)
Reclass	2,464	(656)
Property, plant and equipment, ending balance	2,909,819	2,546,361
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	2,600,085	2,191,196
Additions	388,549	429,337
Disposals / write-offs	(15,449)	(19,792)
Total property, plant and equipment and joint ventures, ending balance	2,975,649	2,600,085
Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(596,005)	(425,436)
Depreciation	200,404	(172,097)
Disposals / write-offs	10,723	1,528
Property, plant and equipment, ending balance	(785,686)	(596,005)
Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	856,172	898,396
Property, plant and equipment, ending balance	1,972,451	856,172
Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,450,837	1,322,698
Additions	188,195	120,508
Disposals / write-offs	(13,999)	(2,960)
Reclass	1,131,551	10,591
Property, plant and equipment, ending balance	2,756,584	1,450,837
Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(594,665)	(424,302)
Depreciation	(200,191)	(171,891)
Disposals / write-offs	10,723	1,528
Property, plant and equipment, ending balance	(784,133)	(594,665)
Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	123,962	119,836
Property, plant and equipment, ending balance	150,971	123,962
Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	123,962	119,836
Additions	28,459	19,757
Disposals / write-offs	(1,450)	(15,631)
Reclass	0	0
Property, plant and equipment, ending balance	150,971	123,962
Office, furniture and equipment, net
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	487	928
Property, plant and equipment, ending balance	711	487
Office, furniture and equipment, net | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,827	2,062
Additions	437	(235)
Disposals / write-offs	0	0
Reclass	0	0
Property, plant and equipment, ending balance	2,264	1,827
Office, furniture and equipment, net | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,340)	(1,134)
Depreciation	(213)	(206)
Disposals / write-offs	0	0
Property, plant and equipment, ending balance	(1,553)	(1,340)
Fekola | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	1,059,307	0
Fekola | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Additions	26,577
Disposals / write-offs	0
Reclass	1,068,207
Property, plant and equipment, ending balance	1,094,784	0
Fekola | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Depreciation	(35,477)
Disposals / write-offs	0
Property, plant and equipment, ending balance	(35,477)	0
Fekola | Mine under construction (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	908,855	631,524
Property, plant and equipment, ending balance	0	908,855
Fekola | Mine under construction (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	908,855	631,524
Additions	159,352	276,776
Disposals / write-offs	0	0
Reclass	(1,068,207)	555
Property, plant and equipment, ending balance	0	908,855
Otjikoto | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	385,680	395,781
Property, plant and equipment, ending balance	363,916	385,680
Otjikoto | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	481,378	437,591
Additions	46,193	45,880
Disposals / write-offs	(2,966)	(882)
Reclass	2,464	(1,211)
Property, plant and equipment, ending balance	527,069	481,378
Otjikoto | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(95,698)	(41,810)
Depreciation	(67,680)	(54,270)
Disposals / write-offs	225	382
Property, plant and equipment, ending balance	(163,153)	(95,698)
Masbate | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	352,233	346,447
Property, plant and equipment, ending balance	431,797	352,233
Masbate | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	517,457	472,021
Additions	56,815	35,128
Disposals / write-offs	(9,430)	(1,494)
Reclass	60,880	11,802
Property, plant and equipment, ending balance	625,722	517,457
Masbate | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(165,224)	(125,574)
Depreciation	(37,999)	(40,519)
Disposals / write-offs	9,298	869
Property, plant and equipment, ending balance	(193,925)	(165,224)
Masbate | Undeveloped mineral interests
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	60,880	72,682
Property, plant and equipment, ending balance	0	60,880
Masbate | Undeveloped mineral interests | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	60,880	72,682
Additions	0	0
Disposals / write-offs	0	0
Reclass	(60,880)	(11,802)
Property, plant and equipment, ending balance	0	60,880
Libertad | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	74,328	102,574
Property, plant and equipment, ending balance	71,813	74,328
Libertad | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	300,816	272,295
Additions	35,190	29,020
Disposals / write-offs	(355)	(499)
Reclass	0	0
Property, plant and equipment, ending balance	335,651	300,816
Libertad | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(226,488)	(169,721)
Depreciation	(37,425)	(57,001)
Disposals / write-offs	75	234
Property, plant and equipment, ending balance	(263,838)	(226,488)
Limon | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	43,931	53,594
Property, plant and equipment, ending balance	45,618	43,931
Limon | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	151,186	140,791
Additions	23,420	10,480
Disposals / write-offs	(1,248)	(85)
Reclass	0	0
Property, plant and equipment, ending balance	173,358	151,186
Limon | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(107,255)	(87,197)
Depreciation	(21,610)	(20,101)
Disposals / write-offs	1,125	43
Property, plant and equipment, ending balance	(127,740)	(107,255)
Kiaka | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	64,907	61,527
Property, plant and equipment, ending balance	69,989	64,907
Kiaka | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	64,907	61,527
Additions	5,082	3,380
Disposals / write-offs	0	0
Reclass	0	0
Property, plant and equipment, ending balance	69,989	64,907
Mocoa | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,004	28,717
Property, plant and equipment, ending balance	29,041	29,004
Mocoa | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,004	28,717
Additions	37	287
Disposals / write-offs	0	0
Reclass	0	0
Property, plant and equipment, ending balance	29,041	29,004
Fekola Regional | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,326	4,212
Property, plant and equipment, ending balance	17,211	9,326
Fekola Regional | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,326	4,212
Additions	7,885	5,114
Disposals / write-offs	0	0
Reclass	0	0
Property, plant and equipment, ending balance	17,211	9,326
Calibre Mining Corp. | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	11,252
Property, plant and equipment, ending balance		0
Calibre Mining Corp. | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	11,252
Additions		514
Disposals / write-offs		(11,766)
Reclass		0
Property, plant and equipment, ending balance		0
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,819	1,812
Property, plant and equipment, ending balance	10,603	4,819
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,819	1,812
Additions	5,784	3,007
Disposals / write-offs	0	0
Reclass	0	0
Property, plant and equipment, ending balance	10,603	4,819
Ondundu | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,130	558
Property, plant and equipment, ending balance	5,246	2,130
Ondundu | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,130	558
Additions	3,116	1,572
Disposals / write-offs	0	0
Reclass	0	0
Property, plant and equipment, ending balance	5,246	2,130
Other | Exploration and evaluation properties (non-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	13,776	11,758
Property, plant and equipment, ending balance	18,881	13,776
Other | Exploration and evaluation properties (non-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	13,776	11,758
Additions	6,555	5,883
Disposals / write-offs	(1,450)	(3,865)
Reclass	0	0
Property, plant and equipment, ending balance	18,881	13,776
Gramalote
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in joint ventures (accounted for using the equity method) beginning balance	53,724	41,193
Additions	12,106	12,531
Disposals / write-offs	0	0
Investments in joint ventures (accounted for using the equity method) ending balance	65,830	53,724
Quebradona, Colombia
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in joint ventures (accounted for using the equity method) beginning balance	$ 0	1,201
Additions		0
Disposals / write-offs		(1,201)
Investments in joint ventures (accounted for using the equity method) ending balance		$ 0